Property, Plant And Equipment (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Gain (loss) on the disposal of property, plant and equipment	$ 5	$ 3